VESSELS UNDER CAPITAL LEASES, NET - Summary of Book Value of Vessels Under Capital Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital Leased Assets [Roll Forward]
Vessel under capital leases, beginning balance	$ 2,061	$ 2,956
Depreciation	(896)	(895)
Vessel under capital leases, ending balance	$ 1,165	$ 2,061